Apr. 29, 2016

BLACKROCK FUNDS II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(the “Fund”)

Supplement dated February 27, 2017 to

the Summary Prospectuses and the Prospectuses of the Fund, each dated April 29, 2016

Effective immediately, the following changes are made to the Fund’s Prospectuses and Summary Prospectuses:

The section of each Prospectus of the Fund entitled “Fund Overview — Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio — Performance Information” and the section of each Summary Prospectus of the Fund entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio — Performance Information” are supplemented as follows:

The 3-Month LIBOR USD has been added as a performance benchmark against which the Fund measures its performance. The Fund will continue to use the J.P. Morgan GBI-EM Global Diversified Index and a customized weighted index comprised of the returns of the J.P. Morgan GBI-EM Global Diversified Index (50%) and the J.P. Morgan EMBI Global Diversified Index (50%) as its other performance benchmarks.

For the one-, five- and ten-year periods ended December 31, 2016, the average annual total returns for 3-Month LIBOR USD were 0.66%, 0.38% and 1.28%, respectively.